July 26, 2010

PIA Moderate Duration Bond Fund

PIA Short-Term Securities Fund

Each Fund is a series of Advisors Series Trust

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
dated March 30, 2010

Effective July 31, 2010, the Investor Class shares of the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund (each, a “Fund” and together, the “Funds”), have been redesignated as Advisor Class shares.

Accordingly, all references to “Investor Class” in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted and replaced with “Advisor Class.”

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Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.